Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Trading Symbol	CRK
Entity Registrant Name	COMSTOCK RESOURCES INC
Entity Central Index Key	0000023194
Entity Filer Category	Accelerated Filer